Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AMBOW EDUCATION HOLDING LTD.
Entity Central Index Key	0001494558
Entity File Number	001-34824
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10080 N. Wolfe RD
Entity Address, Address Line Two	Suite SW3-200
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	95014
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing twenty Class A Ordinary Shares, par value $0.003 per share)
Trading Symbol	AMBO
Security Exchange Name	NYSEAMER
Class A Ordinary Shares, par value $0.003 per share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	52,419,109
Class C Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	4,708,415
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Jin Huang
Contact Personnel Email Address	E-mail: Linlin.Duan@ambow.com
Entity Address, Address Line One	10080 N. Wolfe RD
Entity Address, Address Line Two	Suite SW3-200
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 (628)
Local Phone Number	888-4587